Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets/Goodwill [Abstract]
Schedule of intangible assets
	December 31,
	2016	2017
Original amounts:

Capitalized software costs	$71,349	$75,126
Customer relationships	53,370	56,296
Backlog and non-compete agreement	2,712	2,712
Acquired technology	12,375	13,087

	139,806	147,221
Accumulated amortization:

Capitalized software costs	57,286	61,834
Customer relationships	21,684	27,967
Backlog and non-compete agreement	2,260	2,486
Acquired technology	2,396	3,923

	83,626	96,210

Intangible assets, net	$56,180	$51,011

Schedule of estimated future amortization expense of intangible assets
2018	$11,439
2019	9,698
2020	8,203
2021	6,585
2022	4,333
2023 and thereafter	10,753

$51,011